As filed with the Securities and Exchange Commission on November  28, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22397

IronBridge Funds, Inc.
  (Exact name of registrant as specified in charter)

One Parkview Plaza
Suite 700
Oakbrook Terrace, Illinois 60181
  (Address of principal executive offices) (Zip code)

John G. Davis
One Parkview Plaza, Suite 700
Oakbrook Terrace, Illinois 60181
  (Name and address of agent for service)

(630) 684-8300
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2017

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments.

IronBridge Small Cap Fund
Schedule of Investments
September 30, 2016 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 94.5%
	Aerospace & Defense - 2.2%
80,626	Curtiss-Wright Corp.	$7,345,835
31,768	Esterline Technologies Corp. (a)	2,415,639
		9,761,474
	Auto Components - 1.1%
79,560	Tenneco, Inc. (a)	4,635,961

	Banks - 9.2%
127,520	Banc of California, Inc.	2,226,499
176,880	BankUnited, Inc.	5,341,776
153,600	Banner Corp.	6,718,464
202,131	Columbia Banking System, Inc.	6,613,726
53,439	Cullen/Frost Bankers, Inc.	3,844,402
424,400	Investors Bancorp, Inc.	5,097,044
99,538	PacWest Bancorp	4,271,176
62,175	SVB Financial Group (a)	6,872,824
		40,985,911
	Biotechnology - 1.8%
59,580	Intrexon Corp. (a)	1,669,432
35,760	Ionis Pharmaceuticals, Inc. (a)	1,310,246
82,790	Repligen Corp. (a)	2,499,430
48,210	Seattle Genetics, Inc. (a)	2,603,822
		8,082,930
	Building Products - 1.0%
43,349	Universal Forest Products, Inc.	4,269,443

	Capital Markets - 0.7%
81,601	Stifel Financial Corp. (a)	3,137,558

	Chemicals - 3.3%
14,301	NewMarket Corp.	6,139,705
69,540	PolyOne Corp.	2,351,148
81,660	Sensient Technologies Corp.	6,189,828
		14,680,681
	Commercial Services & Supplies - 0.8%
31,530	ABM Industries, Inc.	1,251,741
35,896	Multi-Color Corp.	2,369,136
		3,620,877
	Communication Equipment - 0.5%
252,494	ShoreTel, Inc. (a)	2,019,952

	Construction & Engineering - 0.7%
23,860	Valmont Industries, Inc.	3,210,840

	Containers & Packaging - 1.4%
79,007	AptarGroup, Inc.	6,115,932

	Diversified Consumer Services - 0.6%
38,077	Bright Horizons Family Solutions, Inc. (a)	2,546,971

	Electrical Equipment - 3.1%
27,195	Acuity Brands, Inc.	7,195,797
44,180	AZZ, Inc.	2,883,629
51,324	EnerSys, Inc.	3,551,107
		13,630,533

	Electronic Equipment, Instruments & Components - 2.1%
22,912	IPG Photonics Corp. (a)	1,886,803
32,345	Littelfuse, Inc.	4,166,360
118,029	Trimble Navigation Ltd. (a)	3,370,908
		9,424,071
	Energy Equipment & Services - 0.8%
193,690	Superior Energy Services, Inc.	3,467,051

	Food & Staples Retailing - 2.0%
73,415	Casey's General Stores, Inc.	8,820,812

	Food Products - 1.1%
40,540	J&J Snack Foods Corp.	4,829,125

	Gas Utilities - 2.4%
237,372	UGI Corp.	10,738,709

	Health Care Equipment & Supplies - 8.1%
19,480	ABIOMED, Inc. (a)	2,504,739
55,740	Cantel Medical Corp.	4,346,605
47,140	DexCom, Inc. (a)	4,132,292
43,430	Integra LifeSciences Holdings Corp. (a)	3,585,147
55,449	Neogen Corp. (a)	3,101,817
108,180	STERIS PLC	7,907,958
140,170	West Pharmaceutical Services, Inc.	10,442,665
		36,021,223
	Health Care Providers & Services - 2.2%
84,985	Acadia Healthcare Co., Inc. (a)	4,211,007
96,190	LifePoint Hospitals, Inc. (a)	5,697,333
		9,908,340
	Health Care Technology - 1.0%
117,850	Omnicell, Inc. (a)	4,513,655

	Hotels, Restaurants & Leisure - 3.0%
36,622	Buffalo Wild Wings, Inc. (a)	5,154,180
50,770	Vail Resorts, Inc.	7,964,798
		13,118,978
	Household Durables - 1.2%
36,126	Helen Of Troy Ltd. (a)	3,112,978
111,591	Libbey, Inc.	1,991,899
		5,104,877
	Information Technology Services - 3.9%
56,280	Global Payments, Inc.	4,320,053
105,892	Jack Henry & Associates, Inc.	9,059,060
65,100	MAXIMUS, Inc.	3,682,056
		17,061,169
	Insurance - 5.8%
145,742	American Financial Group, Inc.	10,930,650
114,740	Argo Group International Holdings Ltd.	6,473,631
53,280	Endurance Specialty Holdings Ltd.	3,487,176
107,990	Stewart Information Services Corp.	4,800,155
		25,691,612
	Life Sciences Tools & Services - 1.0%
98,190	Cambrex Corp. (a)	4,365,527

	Machinery - 4.8%
64,604	IDEX Corp.	6,044,997
128,540	ITT, Inc.	4,606,874
63,402	Lincoln Electric Holdings, Inc.	3,970,233
43,277	Snap-on, Inc.	6,576,373
		21,198,477
	Metals & Mining - 1.1%
118,873	Carpenter Technology Corp.	4,904,700

	Multi-Utilities - 1.4%
98,026	Black Hills Corp.	6,001,152

	Oil, Gas & Consumable Fuels - 2.5%
118,080	Carrizo Oil & Gas, Inc. (a)	4,796,410
109,570	Energen Corp.	6,324,380
		11,120,790
	Professional Services - 0.7%
62,370	Exponent, Inc.	3,184,612

	Real Estate Investment Trusts - 8.7%
183,570	Acadia Realty Trust	6,652,577
82,527	Alexandria Real Estate Equities, Inc.	8,976,462
103,641	EastGroup Properties, Inc.	7,623,832
161,860	Equity Commonwealth (a)	4,891,409
31,769	Mid-America Apartment Communities, Inc.	2,985,968
55,960	National Health Investors, Inc.	4,391,741
216,077	Redwood Trust, Inc.	3,059,650
		38,581,639
	Semiconductors & Semiconductor Equipment - 2.1%
421,718	Cypress Semiconductor Corp.	5,128,091
86,490	MKS Instruments, Inc.	4,301,148
		9,429,239

	Software - 6.0%
32,592	Ellie Mae, Inc. (a)	3,431,938
59,450	Guidewire Software, Inc. (a)	3,565,811
69,740	Manhattan Associates, Inc. (a)	4,018,419
49,987	Proofpoint, Inc. (a)	3,741,527
116,505	PTC, Inc. (a)	5,162,336
39,124	Tyler Technologies, Inc. (a)	6,699,202
		26,619,233
	Specialty Retail - 2.6%
56,950	Monro Muffler Brake, Inc.	3,483,631
121,066	Tractor Supply Co.	8,153,795
		11,637,426
	Textiles, Apparel & Luxury Goods - 2.2%
59,970	Columbia Sportswear Co.	3,402,698
75,010	G-III Apparel Group Ltd. (a)	2,186,542
182,944	Wolverine World Wide, Inc.	4,213,200
		9,802,440
	Trading Companies & Distributors - 1.4%
82,778	Applied Industrial Technologies, Inc.	3,869,044
53,591	GATX Corp.	2,387,479
		6,256,523
	TOTAL COMMON STOCKS
	(Cost $287,869,847)	$418,500,443

	SHORT-TERM INVESTMENTS - 5.6%
	MONEY MARKET - 5.6%
2,979,058	STIT-Government & Agency Portfolio - 0.29% (b)	2,979,059
21,975,463	STIT-Treasury Obligations Portfolio - 0.12% (b)	21,975,463
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $24,954,522)	$24,954,522
	TOTAL INVESTMENTS - 100.1%
	(Cost $312,824,369)	443,454,965
	Liabilities in Excess of Other Assets - (0.1)%	(468,804)
	TOTAL NET ASSETS - 100.0%	$442,986,161

(a)	Non-Income Producing.
(b)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by the fund's administrator.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows*:

Cost of investments	$312,824,369
Gross unrealized appreciation	138,776,061
Gross unrealized depreciation	(8,145,465)
Net unrealized appreciation	$130,630,596

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

IronBridge SMID Cap Fund
Schedule of Investments
September 30, 2016 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 95.5%
	Aerospace & Defense - 1.1%
38,270	Curtiss-Wright Corp.	$3,486,780

	Banks - 7.1%
54,838	Comerica, Inc.	2,594,934
38,073	Cullen/Frost Bankers, Inc.	2,738,972
83,580	First Republic Bank	6,444,854
537,850	Investors Bancorp, Inc.	6,459,578
39,660	SVB Financial Group (a)	4,384,016
		22,622,354
	Biotechnology - 1.4%
47,380	Intrexon Corp. (a)	1,327,587
26,820	Ionis Pharmaceuticals, Inc. (a)	982,685
38,782	Seattle Genetics, Inc. (a)	2,094,616
		4,404,888
	Capital Markets - 1.2%
12,570	FactSet Research Systems, Inc.	2,037,597
41,561	Stifel Financial Corp. (a)	1,598,020
		3,635,617
	Chemicals - 5.1%
28,205	International Flavors & Fragrances, Inc.	4,032,469
9,375	NewMarket Corp.	4,024,875
61,190	RPM International, Inc.	3,287,127
64,313	Sensient Technologies Corp.	4,874,925
		16,219,396
	Construction & Engineering - 0.9%
20,010	Valmont Industries, Inc.	2,692,746

	Construction Materials - 1.5%
61,510	Eagle Materials, Inc.	4,754,723

	Containers & Packaging - 1.7%
102,920	Bemis Co., Inc.	5,249,949

	Electrical Equipment - 3.5%
29,077	Acuity Brands, Inc.	7,693,774
72,907	AMETEK, Inc.	3,483,497
		11,177,271
	Electronic Equipment, Instruments & Components - 0.8%
88,911	Trimble Navigation Ltd. (a)	2,539,298

	Energy Equipment & Services - 1.5%
257,740	Superior Energy Services, Inc.	4,613,546

	Food & Staples Retailing - 1.9%
48,890	Casey's General Stores, Inc.	5,874,134

	Gas Utilities - 1.7%
122,064	UGI Corp.	5,522,175

	Health Care Equipment & Supplies - 8.7%
45,430	Cantel Medical Corp.	3,542,631
34,070	DexCom, Inc. (a)	2,986,576
48,950	IDEXX Laboratories, Inc. (a)	5,518,133
44,730	Teleflex, Inc.	7,516,877
110,575	West Pharmaceutical Services, Inc.	8,237,838
		27,802,055
	Health Care Providers & Services - 1.5%
39,548	Universal Healthcare Services, Inc. - Class B	4,873,105

	Hotels, Restaurants & Leisure - 2.6%
21,620	Buffalo Wild Wings, Inc. (a)	3,042,799
33,967	Vail Resorts, Inc.	5,328,743
		8,371,542
	Household Durables - 2.5%
41,045	Harman International Industries, Inc.	3,466,250
2,761	NVR, Inc. (a)	4,527,681
		7,993,931
	Household Products - 2.3%
153,694	Church & Dwight Co., Inc.	7,365,016

	Industrial Conglomerates - 2.5%
78,410	Carlisle Cos., Inc.	8,042,514

	Information Technology Services - 6.2%
26,780	Gartner, Inc. (a)	2,368,691
58,070	Global Payments, Inc.	4,457,453
91,865	Jack Henry & Associates, Inc.	7,859,051
35,450	MAXIMUS, Inc.	2,005,052
56,790	Vantiv, Inc. - Class A (a)	3,195,573
		19,885,820
	Insurance - 7.9%
6,119	Alleghany Corp. (a)	3,212,597
110,922	American Financial Group, Inc.	8,319,150
130,310	FNF Group	4,809,742
9,623	Markel Corp. (a)	8,937,554
		25,279,043
	Life Sciences Tools & Services - 1.8%
64,510	Cambrex Corp. (a)	2,868,115
16,326	Illumina, Inc. (a)	2,965,781
		5,833,896
	Machinery - 4.0%
80,030	Barnes Group, Inc.	3,245,216
91,495	ITT, Inc.	3,279,181
25,758	Snap-on, Inc.	3,914,186
29,080	Wabtec Corp.	2,374,382
		12,812,965
	Marine - 0.6%
31,043	Kirby Corp. (a)	1,929,633

	Multi-Utilities - 1.8%
134,150	CMS Energy Corp.	5,635,642

	Oil, Gas & Consumable Fuels - 3.0%
105,080	Carrizo Oil & Gas, Inc. (a)	4,268,350
93,100	Energen Corp.	5,373,732
		9,642,082
	Real Estate Investment Trusts - 10.2%
181,630	Acadia Realty Trust	6,582,271
66,720	Alexandria Real Estate Equities, Inc.	7,257,134
60,535	EastGroup Properties, Inc.	4,452,955
158,140	Equity Commonwealth (a)	4,778,991
41,000	Federal Realty Investment Trust	6,311,130
40,525	National Health Investors, Inc.	3,180,402
		32,562,883
	Road & Rail - 1.0%
47,017	Old Dominion Freight Line, Inc. (a)	3,225,836

	Semiconductors & Semiconductor Equipment - 1.1%
299,268	Cypress Semiconductor Corp.	3,639,099

	Software - 4.1%
37,710	Manhattan Associates, Inc. (a)	2,172,850
31,443	Proofpoint, Inc. (a)	2,353,509
18,528	The Ultimate Software Group, Inc. (a)	3,786,938
27,340	Tyler Technologies, Inc. (a)	4,681,428
		12,994,725
	Specialty Retail - 1.7%
78,855	Tractor Supply Co.	5,310,884

	Textiles, Apparel & Luxury Goods - 1.6%
63,023	G-III Apparel Group Ltd. (a)	1,837,120
80,898	Under Armour, Inc. - Class A (a)	3,129,135
		4,966,255
	Trading Companies & Distributors - 1.0%
103,690	HD Supply Holdings, Inc. (a)	3,316,006

	TOTAL COMMON STOCKS
	(Cost $224,299,671)	$304,275,809

	SHORT-TERM INVESTMENTS - 4.5%
	MONEY MARKET - 4.5%
14,232,900	STIT-Treasury Obligations Portfolio - 0.12% (b)	14,232,900
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $14,232,900)	$14,232,900
	TOTAL INVESTMENTS - 100.0%
	(Cost $238,532,571)	318,508,709
	Liabilities in Excess of Other Assets - (0.0)%	(59,621)
	TOTAL NET ASSETS - 100.0%	$318,449,088

(a)	Non-Income Producing.
(b)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by the fund's administrator.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows*:

Cost of investments	$238,532,571
Gross unrealized appreciation	85,708,517
Gross unrealized depreciation	(5,732,379)
Net unrealized appreciation	$79,976,138

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

IronBridge Global Fund
Schedule of Investments
September 30, 2016 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 97.6%
	Belgium - 4.0%
4,463	Anheuser-Busch InBev NV	$584,578

	Canada - 5.9%
9,500	Alimentation Couche-Tard, Inc. - Class B	460,391
11,422	Brookfield Asset Management, Inc. - Class A	401,826
		862,217
	Finland - 2.4%
7,950	Sampo Oyj	353,655

	France - 3.7%
1,590	Essilor International SA	205,048
14,410	Veolia Environnement SA	331,845
		536,893
	Germany - 1.6%
1,100	Continental AG	231,260

	Hong Kong - 2.1%
47,000	AIA Group Ltd.	312,368

	Japan - 5.9%
5,600	Dentsu, Inc.	282,195
6,000	KDDI Corp.	184,310
700	SMC Corp.	199,428
2,700	Sysmex Corp.	198,097
		864,030
	Netherlands - 1.5%
18,187	ING Groep NV	224,531

	Spain - 2.0%
7,760	Industria de Diseno Textil, S.A.	287,669

	Sweden - 2.4%
17,060	Assa Abloy AB - Class B	346,617

	Switzerland - 8.0%
227	Givaudan SA	461,944
9,017	Nestle SA	710,501
		1,172,445

	United States - 58.1%
351	Alphabet, Inc. - Class A (a)	282,225
88	Alphabet, Inc. - Class C (a)	68,402
2,303	Apple, Inc.	260,354
10,320	Boston Scientific Corp. (a)	245,616
3,550	Cerner Corp. (a)	219,213
6,640	Comcast Corp. - Class A	440,498
5,134	CVS Health Corp.	456,875
3,220	Ecolab, Inc.	391,938
3,990	Eli Lilly & Co.	320,237
3,135	EOG Resources, Inc.	303,186
1,810	Facebook, Inc. - Class A (a)	232,169
8,100	First Republic Bank	624,591
2,010	Fiserv, Inc. (a)	199,935
20,460	General Electric Co.	606,025
8,025	Microsoft Corp.	462,240
3,720	NIKE, Inc. - Class B	195,858
6,048	Occidental Petroleum Corp.	441,020
1,965	Roper Technologies, Inc.	358,554
3,170	Royal Caribbean Cruises Ltd	237,592
6,130	Starbucks Corp.	331,878
3,390	The Walt Disney Co.	314,795
2,890	Thermo Fisher Scientific, Inc.	459,683
3,244	Visa, Inc. - Class A	268,279
6,540	Wells Fargo & Co.	289,591
9,522	Zoetis, Inc.	495,239
		8,505,993
	TOTAL COMMON STOCKS
	(Cost $11,743,097)	$14,282,256

	SHORT-TERM INVESTMENTS - 2.2%
	MONEY MARKET - 2.2%
320,990	STIT-Treasury Obligations Portfolio - 0.12% (b)	320,990
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $320,990)	$320,990
	TOTAL INVESTMENTS - 99.8%
	(Cost $12,064,087)	14,603,246
	Other Assets in Excess of Liabilities - 0.2%	22,734
	TOTAL NET ASSETS - 100.0%	$14,625,980

(a)	Non-Income Producing.
(b)	Rate quoted is seven day yield at period ended.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by the fund's administrator.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows*:

Cost of investments	$12,064,087
Gross unrealized appreciation	2,928,770
Gross unrealized depreciation	(389,611)
Net unrealized appreciation	$2,539,159

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

IronBridge Large Cap Fund
Schedule of Investments
September 30, 2016 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 95.0%
	Banks - 6.8%
12,020	Citigroup, Inc.	$567,704
3,915	First Republic Bank	301,886
30,880	Regions Financial Corp.	304,786
17,715	Wells Fargo & Co.	784,420
		1,958,796
	Biotechnology - 1.4%
3,840	Celgene Corp. (a)	401,395

	Capital Markets - 1.8%
3,164	The Goldman Sachs Group, Inc.	510,258

	Chemicals - 2.0%
4,830	Ecolab, Inc.	587,908

	Communications Equipment - 1.3%
11,390	Cisco Systems, Inc.	361,291

	Diversified Telecommunication Services - 1.8%
10,130	Verizon Communications, Inc.	526,557

	Electric Utilities - 2.2%
5,095	NextEra Energy, Inc.	623,220

	Electrical Equipment - 1.3%
7,790	AMETEK, Inc.	372,206

	Electronic Equipment, Instruments & Components - 1.5%
6,682	Amphenol Corp. - Class A	433,796

	Food & Staples Retailing - 3.9%
2,865	Costco Wholesale Corp.	436,941
7,578	CVS Health Corp.	674,366
		1,111,307
	Food Products - 1.4%
9,340	Archer-Daniels-Midland Co.	393,868

	Health Care Equipment & Supplies - 4.7%
20,276	Boston Scientific Corp. (a)	482,569
8,166	Danaher Corp.	640,133
2,030	IDEXX Laboratories, Inc. (a)	228,842
		1,351,544
	Health Care Technology - 1.3%
5,890	Cerner Corp. (a)	363,708

	Hotels, Restaurants & Leisure - 1.4%
7,490	Starbucks Corp.	405,509

	Household Durables - 0.9%
3,085	Harman International Industries, Inc.	260,528

	Household Products - 1.9%
11,220	Church & Dwight Co., Inc.	537,662

	Industrial Conglomerates - 5.7%
33,640	General Electric Co.	996,417
3,460	Roper Technologies, Inc.	631,346
		1,627,763
	Information Technology Services - 4.0%
5,590	Fiserv, Inc. (a)	556,037
7,050	Visa, Inc. - Class A	583,035
		1,139,072
	Insurance - 3.1%
4,380	Aon PLC	492,706
430	Markel Corp. (a)	399,371
		892,077
	Internet & Direct Marketing - 2.0%
674	Amazon.com, Inc. (a)	564,347

	Internet Software & Services - 4.6%
590	Alphabet, Inc. - Class A (a)	474,395
492	Alphabet, Inc. - Class C (a)	382,426
3,640	Facebook, Inc. - Class A (a)	466,903
		1,323,724
	Life Sciences Tools & Services - 3.3%
1,280	Illumina, Inc. (a)	232,525
4,490	Thermo Fisher Scientific, Inc.	714,179
		946,704
	Machinery - 2.5%
6,463	Fortive Corp.	328,967
3,145	Illinois Tool Works, Inc.	376,897
		705,864
	Media - 3.5%
8,230	Comcast Corp. - Class A	545,978
5,050	The Walt Disney Co.	468,943
		1,014,921
	Metals & Mining - 1.1%
6,160	Nucor Corp.	304,612

	Multiline Retail - 1.1%
4,815	Target Corp.	330,694

	Oil, Gas & Consumable Fuels - 6.3%
8,550	Cabot Oil & Gas Corp.	220,590
6,390	EOG Resources, Inc.	617,977
13,360	Occidental Petroleum Corp.	974,211
		1,812,778
	Pharmaceuticals - 6.8%
8,270	Bristol-Myers Squibb Co.	445,918
8,390	Johnson & Johnson	991,111
9,860	Zoetis, Inc.	512,819
		1,949,848
	Real Estate Investment Trusts - 2.9%
2,206	AvalonBay Communities, Inc.	392,315
2,070	Simon Property Group, Inc.	428,511
		820,826
	Road & Rail - 2.0%
5,830	Union Pacific Corp.	568,600

	Software - 5.0%
17,550	Microsoft Corp.	1,010,880
2,400	Tyler Technologies, Inc. (a)	410,952
		1,421,832
	Specialty Retail - 1.1%
4,750	Tractor Supply Co.	319,913

	Technology Hardware, Storage & Peripherals - 2.4%
6,095	Apple, Inc.	689,040

	Textiles, Apparel & Luxury Goods - 2.0%
3,330	Under Armour, Inc. - Class A (a)	128,804
2,193	Under Armour, Inc. - Class C (a)	74,255
6,670	VF Corp.	373,854
		576,913
	TOTAL COMMON STOCKS
	(Cost $21,682,601)	$27,209,081

	SHORT-TERM INVESTMENTS - 5.9%
	MONEY MARKET - 5.9%
261,549	STIT-Government & Agency Portfolio - 0.29% (b)	261,549
1,433,174	STIT-Treasury Obligations Portfolio - 0.12% (b)	1,433,174
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,694,723)	$1,694,723
	TOTAL INVESTMENTS - 100.9%
	(Cost $23,377,324)	28,903,804
	Liabilities in Excess of Other Assets - (0.9)%	(245,867)
	TOTAL NET ASSETS - 100.0%	$28,657,937

(a)	Non-Income Producing.
(b)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by the fund's administrator.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows*:

Cost of investments	$23,377,324
Gross unrealized appreciation	5,999,221
Gross unrealized depreciation	(472,741)
Net unrealized appreciation	$5,526,480

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Investment Valuation
Equity securities for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are primarily traded. Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent sale price. Shares of underlying mutual funds are valued at their respective NAVs. Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In certain countries, market maker prices, usually the mean between the bid and ask prices, are used. In certain circumstances, such as when a significant event occurs in a foreign market so that the last sale price no longer reflects actual value, the fair value of these securities may be determined using fair valuation procedures approved by the Board of Directors (the “Board”). The Board has retained an independent fair value pricing service to assist in valuing foreign securities held by the IronBridge Global Fund. The pricing service monitors the market daily for significant movement and systematically applies a fair value adjustment factor to foreign securities when a tolerance trigger is met. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by ICM pursuant to guidelines established by the Board of Directors.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark security indices).

Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2016:

IronBridge Small Cap Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks*	$418,500,443	$-	$-	$418,500,443
Total Equity	418,500,443	-	-	418,500,443
Short-Term Investments	24,954,522	-	-	24,954,522
Total Investments in Securities	$443,454,965	$-	$-	$443,454,965

IronBridge SMID Cap Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks*	$304,275,809	$-	$-	$304,275,809
Total Equity	304,275,809	-	-	304,275,809
Short-Term Investments	14,232,900	-	-	14,232,900
Total Investments in Securities	$318,508,709	$-	$-	$318,508,709

IronBridge Global Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks*	$14,282,256	$-	$-	$14,282,256
Total Equity	14,282,256	-	-	14,282,256
Short-Term Investments	320,990	-	-	320,990
Total Investments in Securities	$14,603,246	$-	$-	$14,603,246

IronBridge Large Cap Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks*	$27,209,081	$-	$-	$27,209,081
Total Equity	27,209,081	-	-	27,209,081
Short-Term Investments	1,694,723	-	-	1,694,723
Total Investments in Securities	$28,903,804	$-	$-	$28,903,804

*See Funds' Schedule of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IronBridge Funds, Inc.

By  /s/ John G. Davis
John G. Davis, President and Secretary
(Principal Executive Officer)

Date   November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ John G. Davis
John G. Davis, President and Secretary
(Principal Executive Officer)

Date  November 28, 2016

By  /s/ Ty M. Baird
Ty M. Baird, Vice President and Treasurer
(Principal Financial Officer)

Date  November 28, 2016